CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

18. CONVERTIBLE REDEEMABLE PREFERRED SHARES

        The Group has determined that the convertible redeemable preferred shares (as described in Note 1(a)) should not be classified as liabilities since the preferred shares are contingently redeemable and that conversion and redemption features embedded in the convertible redeemable preferred shares are not required to be bifurcated and accounted for as a derivative since the embedded features do not permit or require net settlement and therefore do not meet the definition of a derivative. Since the conversion price of the convertible redeemable preferred shares exceeded the fair value of the Group's ordinary shares on the date of issuance of the Preferred Shares, no portion of the proceeds from the issuance was accounted for as attributable to the conversion feature.

        The key terms of the Series A and Series B Preferred Shares were as follows:

Dividend rights

        The holders of the Series A and Series B Preferred Shares are entitled to participate in non-cumulative dividend of 8% of the original issue price per annum, when and as declared by the Board of Directors. As long as Preferred Shares are outstanding, the Company may not pay any dividend to ordinary shareholders until all dividends declared and payable to the preferred shareholders have been paid. In the event the Company shall declare a dividend to the holders of ordinary shares, then in each such case, the holders of Preferred Shares shall be entitled to a proportionate share of such dividend on an as-converted basis.

Redemption rights

        In the event that a qualified initial public offering does not occur within six years of the Series A issuance date or five years of the Series B issuance date, the holders of Series A and Series B Preferred Shares may redeem any or all of Series A and Series B Preferred Shares at a redemption price equal to 115% of the original preferred shares issuance price per share plus all declared but unpaid dividends adjusted for share splits, share dividends, recapitalizations and other adjustments.

        The carrying value of the convertible redeemable preferred shares was accreted from its carrying value on the date of issuance to the redemption value using effective interest method over the period from date of issuance to the earliest redemption date. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.

Liquidation preferences

        In the event of a liquidation, dissolution or winding up of the Company, available assets and funds of the Company are first distributed to the holders of Series A and Series B Preferred Shares at their original issuance price per share multiplied by 115% plus any declared but unpaid dividends adjusted for share splits, share dividends, recapitalizations, and other adjustments. In the event that available assets and funds are insufficient to permit payment to the holders of the Series A and Series B Preferred Shares, the assets and funds will be distributed ratably to the Series A and Series B Preferred Shares holders based on their proportional share ownership. After the distribution to the holders of Series A and Series B Preferred Shares are made, any remaining legally available assets and funds shall be distributed to the holders of ordinary shares and Series A and Series B Preferred Shares pro rata on an as-converted basis.

Voting rights

        The holder of each Series A and Series B Preferred Shares shall be entitled to such number of votes as equals the whole number of ordinary shares into which such holder's collective Series A and Series B Preferred Shares are convertible immediately after the close of business on the record date of the determination of the Company's shareholders entitled to vote or, if no such record date is established, at the date such vote is taken or any written consent of the Company's shareholders is first solicited. The holders of Series A and Series B Preferred Shares shall vote together with the holders of ordinary shares, and not as a separate class or series, on all matters put before the members.

Conversion rights

        Each of the convertible preferred shares is convertible into the number of fully-paid ordinary shares as determined by dividing the original issue price applicable to such convertible preferred shares by the conversion price in effect at that time. The conversion price of Series A and Series B Preferred Shares shall initially be the original issue price of such Series A and Series B Preferred Shares and shall be adjusted in accordance with conversion provision contained in the Company's Articles of Association.

        With respect to the Series A Preferred Shares, these conversion provisions include certain performance-based adjustments related to certain targets of net profits after tax for the years ended December 31, 2007, 2008 and 2009 or the completion of a Qualified IPO prior to December 31, 2009. Depending on whether the pre-determined targets are met, the conversion price of the Series A Preferred Shares may be adjusted such that the Series A Preferred Shareholders' percentage ownership on an as-converted basis would decrease.

        "Qualified IPO" shall mean a firm commitment, underwritten registered public offering by the Company of its Ordinary Shares on an internationally recognized, major stock exchange acceptable to the preferred share holders (including, for example, the New York Stock Exchange or the NASDAQ), with a valuation of the Company, as a result of such public offering, of not less than US$400 million and with gross proceeds to the Company of at least US$100 million.

        The pre-determined target was not met for the year ended December 31, 2008. In the event there is any adjustment to the Series A Preferred Share conversion price, the Series B conversion price will also be adjusted such that the Series B Preferred Shareholders' percentage ownership on an as-converted basis immediately following such adjustment remains the same as the shareholding immediately prior to the adjustment to the Series A Preferred Share conversion price.

        On October 22, 2009, a special resolution of the Board was made to amend the Third Amended and Restated Articles of Association of the Company with respect to the performance-based adjustments to the Series A Preferred Shares. The change in fair value to the Series A Preferred Shares as a result of this modification was immaterial.

        On January 27, 2010, the shareholders and Board of the Company approved resolutions deeming their proposed offering (the "Proposed IPO") to be a Qualified IPO. As a result of this resolution, the terms of Series A Preferred Shares performance-based adjustments were modified such that they were effective upon the Proposed IPO as well as a Qualified IPO. This modification resulted in compensation expense of RMB4,914,648 (US$720,000) on the modification date.

        On February 2, 2010, all of the issued and outstanding 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares were converted into 238,842,277 Class A Ordinary Shares in accordance with the conversion terms; and re-designated all of the then issued and outstanding ordinary shares into Class A Ordinary Shares on a one to one basis and further re-designated 80,502,938 of the then issued and outstanding Class A Ordinary Shares registered in the name of Goldman Sachs Strategic Investments (Asia) L.L.C. into 80,502,938 Class B Ordinary Shares.